Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 5 – Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2023	2022
Cash deposits	$571.4	$541.4
Term deposits	850.5	655.1
	$1,421.9	$1,196.5

As at December 31, 2023 and 2022, cash and cash equivalents were primarily held in interest-bearing deposits.